Group Subsidiaries and Holdings - Joint Venture (Details)		12 Months Ended
	Dec. 01, 2015	Dec. 31, 2024
IHP HK Holdings Limited
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures		50.00%
WuXi MedImmune Biopharmaceutical Co., Limited (in liquidation)
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures		50.00%
Centus Biotherapeutics Limited
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%
Montrose Chemical Corporation of California
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures		50.00%